Property, plant and equipment- Segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
Property, plant and equipment	R 204,470	R 233,549	R 167,457
Mining
Property, plant and equipment
Property, plant and equipment	23,787	23,540
Exploration and Production International
Property, plant and equipment
Property, plant and equipment	7,244	6,076
Energy
Property, plant and equipment
Property, plant and equipment	27,167	48,924
Base Chemicals
Property, plant and equipment
Property, plant and equipment	39,269	77,339
Performance Chemicals
Property, plant and equipment
Property, plant and equipment	103,781	74,313
Group Functions
Property, plant and equipment
Property, plant and equipment	R 3,222	R 3,357